Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	389,073,314.30	25,441
Yield Supplement Overcollateralization Amount 03/31/20	15,193,013.76	0
Receivables Balance 03/31/20	404,266,328.06	25,441
Principal Payments	14,976,445.86	388
Defaulted Receivables	785,155.88	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	14,319,786.08	0
Pool Balance at 04/30/20	374,184,940.24	25,012

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.98%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	2,298,521.16	123
Past Due 61-90 days	702,258.52	37
Past Due 91-120 days	509,388.18	25
Past Due 121+ days	0.00	0
Total	3,510,167.86	185

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	222,064.85
Aggregate Net Losses/(Gains) - April 2020	563,091.03
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.67%
Prior Net Losses Ratio	0.72%
Second Prior Net Losses Ratio	0.56%
Third Prior Net Losses Ratio	0.66%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.89%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	39.24

Flow of Funds	$ Amount
Collections	17,546,304.25
Investment Earnings on Cash Accounts	483.33
Servicing Fee (1)	0.00
Transfer to Collection Account	0.00
Available Funds	17,546,787.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	741,308.48
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	4,577,931.23
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	1,958,634.63

Total Distributions of Available Funds	17,546,787.58

Servicing Fee	0.00
Unpaid Servicing Fee	688,662.85
Change in amount of the unpaid servicing fee from the prior period	336,888.61

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 04/15/20	378,762,871.47
Principal Paid	14,773,197.64
Note Balance @ 05/15/20	363,989,673.83

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-3
Note Balance @ 04/15/20	265,082,871.47
Principal Paid	14,773,197.64
Note Balance @ 05/15/20	250,309,673.83
Note Factor @ 05/15/20	73.6204923%

Class A-4
Note Balance @ 04/15/20	83,100,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	83,100,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	30,580,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	30,580,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	814,955.31
Total Principal Paid	14,773,197.64
Total Paid	15,588,152.95

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	552,255.98
Principal Paid	14,773,197.64
Total Paid to A-3 Holders	15,325,453.62

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8135885
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7484203
Total Distribution Amount	15.5620088

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.6242823
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.4505813
Total A-3 Distribution Amount	45.0748636

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	309.88
Noteholders' Principal Distributable Amount	690.12

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	2,548,816.60
Investment Earnings	313.46
Investment Earnings Paid	(313.46)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60